Consolidated Statement Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 122,653	$ 250,242	$ 190,586
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion expense	813,626	765,776	755,649
Bad debts expense	74,695	68,611	83,098
Stock-based compensation expense	41,871	36,837	35,128
Deferred income taxes, net	58,785	202,547	76,391
Equity in earnings of unconsolidated entities	(92,867)	(82,538)	(98,074)
Distributions from unconsolidated entities	84,884	92,231	100,845
Loss on impairment of assets	515
(Gain) loss on asset disposals and exchanges, net	19,741	(810)	11,763
(Gain) loss on sale of business and other exit costs, net	21,061
(Gain) loss on investment	3,718	(24,103)
Noncash interest expense	(572)	18,849	9,733
Other operating activities	1,393	1,067	383
Changes in assets and liabilities from operations
Accounts receivable	(81,107)	(95,426)	(79,182)
Inventory	(29,917)	(13,382)	40,657
Accounts payable	(12,332)	29,291	(47,759)
Customer deposits and deferred revenues	32,981	35,457	6,478
Accrued taxes	77,458	(27,871)	(95,284)
Accrued interest	(891)	3,351	(7,680)
Other assets and liabilities	(30,523)	(4,418)	93,475
Cash flows from operating activities	1,105,172	1,255,711	1,076,207
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(995,517)	(971,759)	(739,222)
Cash paid for acquisitions and licenses	(163,382)	(105,508)	(81,691)
Cash paid for investments	(120,000)	(180,920)	(493,750)
Cash received for divestitures	50,182
Cash received for investments	243,444	393,246	106,255
Other investing activities	(12,796)	(1,148)	370
Cash flows from investing activities	(998,069)	(866,089)	(1,208,038)
Cash flows from financing activities
Repayment of short-term debt		(32,671)
Repayment of long-term debt	(2,566)	(614,639)	(220,249)
Issuance of long-term debt	195,358	643,700	225,648
TDS Common Shares and Special Common Shares reissued for benefit plans, net of tax payments	(1,119)	32	309
U.S. Cellular Common Shares reissued for benefit plans, net of tax payments	(2,205)	1,935	509
Repurchase of TDS Common and Special Common Shares	(20,026)	(21,500)	(68,053)
Repurchase of U.S. Cellular Common Shares	(20,045)	(62,294)	(52,827)
Dividends paid	(53,165)	(48,670)	(47,202)
Payment of debt issuance costs	(8,242)	(21,657)	(12,533)
Distributions to noncontrolling interests	(20,856)	(16,236)	(19,630)
Payments to acquire additional interest in subsidiaries	(3,167)		(9,248)
Other financing activities	6,136	3,970	2,321
Cash flows from financing activities	70,103	(168,030)	(200,955)
Net increase (decrease) in cash and cash equivalents	177,206	221,592	(332,786)
Cash and cash equivalents
Beginning of period	563,275	341,683	674,469
End of period	$ 740,481	$ 563,275	$ 341,683